Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (Negative VOBA) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite Lived Intangible Liabilities
Balance at January 1,	$ 2,162	$ 2,916	$ 3,657
Acquisitions	0	0	10
Amortization of negative VOBA	(442)	(579)	(622)
Effect of foreign currency translation and other	(124)	(175)	(129)
Balance at December 31,	1,596	2,162	2,916
Accumulated amortization	$ 2,404	$ 1,962	$ 1,383